Provisions and Contingent Provisions (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	$ 24,329	$ 24,360
Transfer:
Transfers to stage 2	582	35
Transfers to stage 3	4,639	327
Transfers to stage 3	2,864	556
Transfers to stage 1	(387)	(6)
Transfers to stage 2	(1,264)
Transfers to stage 1	(1,363)	(1)
Net changes on financial assets	(5,471)	762
Writte-off
Foreign Exchange adjustments and others	(137)	(1,704)
ECL allowance, ending balance	23,792	24,329
Individual [Member] | Stage 1 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	1,701	1,627
Transfer:
Transfers to stage 2	(100)	(30)
Transfers to stage 3		(1)
Transfers to stage 3
Transfers to stage 1	46	1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(423)	136
Writte-off
Foreign Exchange adjustments and others	(9)	(32)
ECL allowance, ending balance	2,061	1,701
Individual [Member] | Stage 2 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	259	219
Transfer:
Transfers to stage 2	122	65
Transfers to stage 3
Transfers to stage 3	(24)	(11)
Transfers to stage 1	(82)	(7)
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(41)	3
Writte-off
Foreign Exchange adjustments and others	(8)	(10)
ECL allowance, ending balance	226	259
Individual [Member] | Stage 3 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	3,856	2,884
Transfer:
Transfers to stage 2
Transfers to stage 3	167	328
Transfers to stage 3	1,742	567
Transfers to stage 1
Transfers to stage 2	(54)
Transfers to stage 1	(130)	(1)
Net changes on financial assets	(2,100)	54
Writte-off
Foreign Exchange adjustments and others	6	24
ECL allowance, ending balance	3,500	3,856
Collective [Member] | Stage 1 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	15,070	16,261
Transfer:
Transfers to stage 2	(318)
Transfers to stage 3	(203)
Transfers to stage 3
Transfers to stage 1	122
Transfers to stage 2
Transfers to stage 1	45
Net changes on financial assets	(1,474)	683
Writte-off
Foreign Exchange adjustments and others	(115)	(1,874)
ECL allowance, ending balance	13,127	15,070
Collective [Member] | Stage 2 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	172	187
Transfer:
Transfers to stage 2	878
Transfers to stage 3
Transfers to stage 3	(144)
Transfers to stage 1	(473)
Transfers to stage 2	234
Transfers to stage 1
Net changes on financial assets	(106)	(37)
Writte-off
Foreign Exchange adjustments and others	(19)	22
ECL allowance, ending balance	542	172
Collective [Member] | Stage 3 [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	3,271	3,182
Transfer:
Transfers to stage 2
Transfers to stage 3	4,675
Transfers to stage 3	1,290
Transfers to stage 1
Transfers to stage 2	(1,444)
Transfers to stage 1	(1,278)
Net changes on financial assets	2,173	(77)
Writte-off
Foreign Exchange adjustments and others	8	166
ECL allowance, ending balance	$ 4,336	$ 3,271